STOCK PURCHASE WARRANTS AND OPTIONS: Stock option activity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Tables/Schedules
Stock option activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2011	607,791	$1.63	9.8	$1,018,089
Granted	52,720	1.37	10
Granted	10,000	1.23	10
Granted	175,000	1.27	10
Granted	135,250	1.72	10
Exercised	(20,000)	0.90	9.8
Balance Outstanding, December 31, 2012	960,761	1.58	8.2	$1,520,695
Granted
Forfeited	--		--
Exercised	--		--
Balance Outstanding, March 31, 2013	960,761	$1.58	8	$1,520,695
Exercisable, March 31, 2013	386,691	$1.58	8	$612,874

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2010	298,500	$1.00	9.8
Granted	97,791	1.68	5.0
Granted	450,000	1.72	10
Forfeited	(238,500)	0.94	9.
Balance Outstanding, December 31, 2011	607,791	1.63	9.8	1,018,089
Granted	52,720	1.37	110
Granted	10,000	1.23	10
Granted	175,000	1.27	10
Granted	135,250	1.72	10
Exercised	(20,000)	0.90	9.8
Balance Outstanding, December 31, 2012	960,761	$1.58	8.2	$1,520,695
Exercisable, December 31, 2012	654,095	$1.52	8.2	$996,496